Segment information - Simplified statement of cash flows on telecommunication and banking activities - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Interests paid on lease liabilities	€ (113)	€ (60)
Capital increase (decrease) - non-controlling interests	2
Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Telecommunication licenses paid	202	302
Repayments of debts relating to financed assets	(56)	(44)
Investments in financed assets	145	69
Telecom activities and Mobile Financial Services [member] | Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	100
Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Interests paid on lease liabilities	(112)	(60)
Significant litigations paid and received	(22)	(13)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Significant litigations paid and received	22	13
Telecommunication licenses paid	202	€ 302
Capital increase (decrease) - non-controlling interests	€ 2